Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Available To Common Shareholders
Net Income	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 7,794,487	$ 7,207,221	$ 5,918,340
Income									$ 7,794,487	$ 7,207,221